Income Taxes (Reconciliation Between Statutory Federal Income Tax Rate and Effective Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from, State income taxes, net of federal benefit	1.80%	2.80%	2.90%
Effect of tax-exempt interest income	(5.00%)	(3.80%)	(7.20%)
Effect of BOLI and other tax-exempt income	(0.80%)	(0.50%)	(0.80%)
Increase (decrease) in taxes resulting from, Other, net	(0.40%)	(0.40%)	(0.50%)
Effective income tax rate	30.60%	33.10%	29.40%